Parent Entity Information	12 Months Ended
Jun. 30, 2022
Disclosure Of Parent Entity Information [abstract]
Parent Entity Information
NOTE 33. PARENT ENTITY INFORMATION
Set out below is the supplementary information about the parent entity.
Statement of comprehensive income

	Parent
	June 30, 2022 A$	June 30, 2021 A$	June 30, 2020 A$
Loss after income tax	(30,284,020)	(29,227,163)	(13,482,664)

Total comprehensive loss	(30,284,020)	(29,227,163)	(13,482,664)

Statement of financial position

	Parent
	June 30, 2022 A$	June 30, 2021 A$
Total current assets	55,353,360	51,560,979
Total non current assets	42,570,439	25,908,877

Total assets	97,923,799	77,469,856

Total current liabilities	1,296,679	1,309,609
Total non current liabilities	2,654,636	4,314,029

Total liabilities	3,951,315	5,623,638

Equity
— Contributed equity	367,407,757	313,422,305
— Reserves	28,752,813	34,845,815
— Accumulated losses	(302,188,086)	(276,421,902)

Total equity	93,972,484	71,846,218

Parent company financial information is presented in order to meet the disclosure requirements of Australian Accounting Standards, which permits investments in subsidiaries to be measured at cost.
Guarantees of financial support
There are no guarantees entered into by the parent entity.
Contingent liabilities of the parent entity
Refer to note 25 for details in relation to contingent liabilities as at June 30, 2022 and June 30, 2021.
Capital commitments – Property, plant and equipment
The parent entity did not have any capital commitments for property, plant and equipment at as June 30, 2022 and June 30, 2021.